JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.7%
Aerospace & Defense — 1.2%
Northrop Grumman Corp.	6	1,925
Raytheon Technologies Corp.	16	926

		2,851

Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	5	900

Auto Components — 0.4%
Lear Corp.	8	872

Banks — 7.0%
Bank of America Corp.	219	5,278
Citigroup, Inc.	81	3,496
Citizens Financial Group, Inc.	55	1,380
First Republic Bank	8	862
Sterling Bancorp	85	898
Truist Financial Corp.	43	1,648
Western Alliance Bancorp	28	882
Zions Bancorp NA	43	1,251

		15,695

Biotechnology — 4.3%
AbbVie, Inc.	45	3,975
Alexion Pharmaceuticals, Inc. *	12	1,350
Amgen, Inc.	10	2,502
Biogen, Inc. *	5	1,447
Gilead Sciences, Inc.	10	638

		9,912

Building Products — 1.7%
Fortune Brands Home & Security, Inc.	18	1,531
Owens Corning	34	2,333

		3,864

Capital Markets — 2.5%
Ameriprise Financial, Inc.	12	1,818
Bank of New York Mellon Corp. (The)	31	1,051
Goldman Sachs Group, Inc. (The)	4	844
State Street Corp.	32	1,893

		5,606

Chemicals — 2.1%
Celanese Corp.	14	1,472
DuPont de Nemours, Inc.	17	932
Eastman Chemical Co.	9	687
Huntsman Corp.	73	1,615

		4,706

Commercial Services & Supplies — 0.5%
Republic Services, Inc.	13	1,167

Communications Equipment — 1.6%
Cisco Systems, Inc.	71	2,793
Lumentum Holdings, Inc. *	11	819

		3,612

Construction & Engineering — 0.7%
AECOM *	25	1,025
MasTec, Inc. * (a)	14	574

		1,599

Consumer Finance — 0.6%
Ally Financial, Inc.	31	777
Discover Financial Services	12	688

		1,465

Containers & Packaging — 1.7%
Ball Corp.	6	524
Berry Global Group, Inc. *	11	551
Crown Holdings, Inc. *	26	1,998
Silgan Holdings, Inc.	20	724

		3,797

Diversified Consumer Services — 0.6%
H&R Block, Inc.	83	1,350

Diversified Financial Services — 2.6%
Berkshire Hathaway, Inc., Class B *	21	4,387
Voya Financial, Inc.	34	1,639

		6,026

Diversified Telecommunication Services — 4.0%
AT&T, Inc.	49	1,408
CenturyLink, Inc.	64	642
Verizon Communications, Inc.	121	7,210

		9,260

Electric Utilities — 4.6%
Entergy Corp.	17	1,665
Exelon Corp.	91	3,255
NextEra Energy, Inc.	10	2,692
NRG Energy, Inc.	51	1,571
Southern Co. (The)	26	1,431

		10,614

Electrical Equipment — 1.3%
Eaton Corp. plc	29	2,949

Energy Equipment & Services — 0.2%
Baker Hughes Co.	36	474

Entertainment — 1.5%
Electronic Arts, Inc. *	27	3,482

Equity Real Estate Investment Trusts (REITs) — 4.5%
American Tower Corp.	8	1,958
Crown Castle International Corp.	9	1,432
Essex Property Trust, Inc.	7	1,446
Invitation Homes, Inc.	74	2,073
Kilroy Realty Corp.	17	889
Paramount Group, Inc.	169	1,193
SL Green Realty Corp. (a)	5	232
VEREIT, Inc.	159	1,034

		10,257

Food & Staples Retailing — 2.0%
Kroger Co. (The)	55	1,861
Sprouts Farmers Market, Inc. *	72	1,505
Walgreens Boots Alliance, Inc.	33	1,182

		4,548

Food Products — 2.0%
Conagra Brands, Inc.	48	1,708
Kraft Heinz Co. (The)	57	1,692
TreeHouse Foods, Inc. *	11	462
Tyson Foods, Inc., Class A	11	636

		4,498

Health Care Equipment & Supplies — 0.8%
Hologic, Inc. *	27	1,788

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Health Care Providers & Services — 3.7%
Anthem, Inc.	15	4,056
Centene Corp. *	23	1,353
Cigna Corp.	9	1,457
DaVita, Inc. *	20	1,693

		8,559

Hotels, Restaurants & Leisure — 1.9%
Dunkin’ Brands Group, Inc.	20	1,622
Wendy’s Co. (The)	64	1,420
Wyndham Destinations, Inc.	39	1,190

		4,232

Household Durables — 1.7%
DR Horton, Inc.	25	1,883
PulteGroup, Inc.	41	1,912

		3,795

Household Products — 2.4%
Procter & Gamble Co. (The)	28	3,850
Spectrum Brands Holdings, Inc.	28	1,572

		5,422

Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	28	526

Insurance — 3.2%
Allstate Corp. (The)	34	3,239
Fidelity National Financial, Inc.	61	1,910
MetLife, Inc.	16	587
Travelers Cos., Inc. (The)	15	1,644

		7,380

Interactive Media & Services — 2.0%
Alphabet, Inc., Class A *	1	1,172
Alphabet, Inc., Class C *	2	3,454

		4,626

Internet & Direct Marketing Retail — 1.4%
eBay, Inc.	48	2,506
Qurate Retail, Inc., Series A	98	702

		3,208

IT Services — 2.4%
DXC Technology Co.	53	946
Leidos Holdings, Inc.	12	1,079
Mastercard, Inc., Class A	7	2,198
Science Applications International Corp.	17	1,294

		5,517

Life Sciences Tools & Services — 1.6%
IQVIA Holdings, Inc. *	11	1,702
PerkinElmer, Inc.	16	1,971

		3,673

Machinery — 2.9%
Caterpillar, Inc.	17	2,535
Deere & Co.	9	1,884
PACCAR, Inc.	16	1,373
Parker-Hannifin Corp.	4	769

		6,561

Media — 2.6%
Charter Communications, Inc., Class A *	6	3,496
Discovery, Inc., Class A * (a)	50	1,095
Nexstar Media Group, Inc., Class A (a)	6	540
Omnicom Group, Inc.	19	926

		6,057

Metals & Mining — 1.7%
Newmont Corp.	60	3,801

Multiline Retail — 0.3%
Target Corp.	4	614

Multi-Utilities — 0.6%
WEC Energy Group, Inc.	15	1,444

Oil, Gas & Consumable Fuels — 3.5%
Cabot Oil & Gas Corp.	31	540
Cheniere Energy, Inc. *	26	1,185
Chevron Corp.	28	1,990
Concho Resources, Inc.	22	962
EOG Resources, Inc.	15	539
Kinder Morgan, Inc.	47	577
ONEOK, Inc.	44	1,141
Phillips 66	22	1,130

		8,064

Personal Products — 0.4%
Herbalife Nutrition Ltd. *	20	914

Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	58	3,498
Jazz Pharmaceuticals plc *	14	1,953
Johnson & Johnson	11	1,697
Pfizer, Inc.	56	2,055

		9,203

Professional Services — 0.3%
ManpowerGroup, Inc.	10	748

Road & Rail — 2.7%
CSX Corp.	50	3,883
Old Dominion Freight Line, Inc.	7	1,303
Union Pacific Corp.	5	925

		6,111

Semiconductors & Semiconductor Equipment — 3.7%
Intel Corp.	63	3,236
Lam Research Corp.	8	2,621
Qorvo, Inc. *	5	684
QUALCOMM, Inc.	16	1,918

		8,459

Software — 2.4%
Crowdstrike Holdings, Inc., Class A *	11	1,469
Oracle Corp.	59	3,540
SS&C Technologies Holdings, Inc.	9	557

		5,566

Specialty Retail — 0.8%
Best Buy Co., Inc.	17	1,914

Technology Hardware, Storage & Peripherals — 0.6%
Dell Technologies, Inc., Class C *	13	859
NetApp, Inc.	13	557

		1,416

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Tobacco — 2.4%
Altria Group, Inc.	94	3,644
Philip Morris International, Inc.	24	1,777

		5,421

Trading Companies & Distributors — 0.5%
United Rentals, Inc. *	7	1,204

TOTAL COMMON STOCKS (Cost $206,545)		225,727

	No. of Rights (000)
RIGHTS — 0.0% (b)
Pharmaceuticals — 0.0% (b)
Bristol-Myers Squibb Co., CVR, expiring 12/31/2020 * (Cost $30)	14	32

	Shares (000)
SHORT-TERM INVESTMENTS — 2.0%
INVESTMENT COMPANIES — 1.3%
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (c) (d) (Cost $3,006)	3,004	3,007

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (c) (d)	503	503
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (c) (d)	1,135	1,135

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $1,638)		1,638

TOTAL SHORT-TERM INVESTMENTS (Cost $4,644)		4,645

Total Investments — 100.7% (Cost $211,219)		230,404
Liabilities in Excess of Other Assets — (0.7)%		(1,673)

Net Assets — 100.0%		228,731

Percentages indicated are based on net assets.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

CVR	Contingent Value Rights

(a)	The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 is approximately $1,559,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	10	12/2020	USD	1,675	30

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$230,404	$—	$—	$230,404

Appreciation in Other Financial Instruments
Futures Contracts (a)	$30	$—	$—	$30

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM, 0.23% (a) (b)	$4,719	$22,908	$24,619	$—	(c)	$(1)	$3,007	3,004	$3		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (a) (b)	3	5,000	4,500	—	(c)	—	503	503	1		—
JPMorgan U.S. Government Money Market Fund Class IM, 0.06% (a) (b)	2,452	14,617	15,934	—		—	1,135	1,135	—	(c)	—

Total	$7,174	$42,525	$45,053	$—	(c)	$(1)	$4,645		$4		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.
(c)	Amount rounds to less than one thousand.